Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Trade and other non-current receivables [abstract]
Prepayments		£ 1.7	£ 2.2	£ 2.8
Accrued income				22.8
Fair value of derivatives				6.3
Other debtors		142.3	135.4	150.8
Trade and other receivables	[1],[2]	£ 144.0	£ 137.6	£ 182.7

[1]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.